Long-Term Investment	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Long-Term Investment

6.	LONG-TERM INVESTMENT

The Company had the following long-term investment accounted under the equity method as of June 30, 2014 and December 31, 2013:

Type	Equity Investee	Equity Investment Ownership	Profit rate of distribution

Equity	Xun Yun Tian Technologies (Zhejiang)	20%	20%

Equity investment in affiliate as of June 30, 2014 and December 31, 2013 consisted of the following:

Type	Equity Investee	Beginning Equity Investment Basis December 31, 2013	Increase share in Equity Company	Proportional Share of the Equity-Accounted Affiliate’s Net loss	Foreign currency Translation Adjustment	Ending Equity Investment Basis June 30, 2014

Equity	Xun Yun Tian Technologies (Zhejiang), PRC	100,266	-	(99,775)	(491)	-

Type	Equity Investee	Beginning Equity Investment Basis December 31, 2012	Increase share in Equity Company	Proportional Share of the Equity-Accounted Affiliate’s Net loss	Foreign currency Translation Adjustment	Ending Equity Investment Basis December 31, 2013
Equity	Xun Yun Tian Technologies (Zhejiang), PRC	-	322,676	(223,771)	1,361	100,266

The Company has a 20% ownership interest in Xun Yun Tian Technologies. ASC 810 requires the Company to evaluate non-consolidated entities periodically and as circumstances change to determine if an implied controlling interest exists. During six-month ended June 30, 2014, the Company evaluated this equity investment and concluded that this is still an equity investment and correctly accounted for. As of June 30, 2014, the net loss of the investee reduces the equity-method investment carrying amount to zero.

The following presents unaudited summary financial information for Xun Yun Tian Technologies for six months ended June 30, 2014. Such summary financial information has been provided herein based upon the individual significance of this unconsolidated equity investment to the consolidated financial statements of the Company.

Xun Yun Tian Technologies (Zhejiang)
Six Months ended June 30,	2014
Net sales	4,119
Cost of goods sold	766
Gross profit	3,353
Operating expense	529,753
Loss from operations	526,400
Other expense	33
Net loss	526,433

6.	Long-Term Investment

The Company had the following long-term investment accounted under the equity method as of December 31, 2013:

Type	Equity Investee	Equity Investment Ownership	Profit rate of distribution

Equity	Xun Yun Tian Technologies (Zhejiang)	20%	20%

Equity investment in affiliate as of December 31, 2013 consisted of the following:

Type	Equity Investee	Beginning Equity Investment Basis December 31, 2012	Increase share in Equity Company	Proportional Share of the Equity-Accounted Affiliate’s Net loss	Foreign currency Translation Adjustment	Ending Equity Investment Basis December 31, 2013

Equity	Xun Yun Tian Technologies (Zhejiang), PRC	-	322,676	(223,771)	1,361	100,266

The Company has a 20% ownership interest in Xun Yun Tian Technologies. ASC 810 requires the Company to evaluate non-consolidated entities periodically and as circumstances change to determine if an implied controlling interest exists. During the year ended December 31, 2013, the Company evaluated this equity investment and concluded that this is an investment under equity method and correctly accounted for.

The Company entered into an agreement with Xun Yun Tian Technologies, which applied equity method of accounting to provide recurring and non-recurring service, as discussed in Note 12 to the financial statement. The Company had carefully evaluated and assessed all intercompany transactions which were satisfied with revenue recognition conditions. Consequently, revenue should be recognized when realizable and earned. The Company would not eliminate either any profits or losses or assets based on the criteria.

The following presents audited financial statements for Xun Yun Tian Technologies as of December 31, 2013. Such audited financial statements have been provided herein based upon the individual significance of this unconsolidated equity investment to the consolidated financial statements of the Company.

December 31,	2013
Assets
Cash and cash equivalent	$257,845
Accounts receivable	88
Prepaid expense	73,096
Tax receivable	52,792
Other receivable	6,768
Inventory	102,919
Total current assets	493,508
Fixed assets	23,703
Less: accumulated depreciation	(208)
Fixed assets, net	23,495
Total assets	$517,003

Liabilities and Stockholders’ Equity
Other payable	$15,672
Total liabilities	15,672
Capital	1,635,590
Accumulated deficit	(1,118,856)
Foreign currency	(15,403)
Total stockholders’ equity	501,331
Total liabilities and stockholders’ equity	$517,003

Net sales	$930
Cost of goods sold	436
Gross profit	494
Operating expense	1,280,688
Loss from operations	(1,280,194)
Other income	161,338
Net loss	$(1,118,856)